CURRENT ASSETS (Schedule of Other Receivables and Prepaid Expenses) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Disclosure of financial assets [line items]
Prepaid expenses | ₪			₪ 730	₪ 688
Income receivables | ₪			429
Advances to suppliers | ₪			1,051	339
Government authorities | ₪				953
Receivables in respect of investment in a non-current financial asset (See note 21b) | ₪				3,970
Others | ₪			1,534	46
Total Other receivables and prepaid expenses | ₪			₪ 3,744	₪ 5,996
US Dollars [Member]
Disclosure of financial assets [line items]
Prepaid expenses | $		$ 195
Income receivables | $		114
Advances to suppliers | $		280
Government authorities | $
Receivables in respect of investment in a non-current financial asset (See note 21b) | $
Others | $		410
Total Other receivables and prepaid expenses | $	[1]	$ 999

[1]	Convenience Translation into US Dollars.